KEY MANAGEMENT PERSONNEL'S REMUNERATION - Directors' remuneration (Details) ¥ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥) Director options	Dec. 31, 2017 CNY (¥) Director options	Dec. 31, 2016 CNY (¥) Director options
Disclosure of transactions between related parties [line items]
Pension scheme contributions	¥ 688,000	¥ 651,000	¥ 695,000
Directors [member]
Disclosure of transactions between related parties [line items]
Fees	3,496	3,592	3,538
Salaries, allowances and benefits in kind	462	343	278
Performance related bonuses	1,013	617	986
Pension scheme contributions	286	228	188
Total paid/payable during the year	¥ 5,257	¥ 4,780	¥ 4,990
Number of directors exercised any share option | Director	0	0	0
Number of new share option was granted to Directors in respect of their services to the Group under the applicable share option schemes of the Company | options	0	0	0
Executive directors [member]
Disclosure of transactions between related parties [line items]
Fees	¥ 0	¥ 0	¥ 0
Salaries, allowances and benefits in kind	462	343	186
Performance related bonuses	1,013	617	532
Pension scheme contributions	286	228	129
Total paid/payable during the year	1,761	1,188	847
Executive directors [member] | Yang Hua [member]
Disclosure of transactions between related parties [line items]
Fees			0
Salaries, allowances and benefits in kind			0
Performance related bonuses			0
Pension scheme contributions			0
Total paid/payable during the year			0
Executive directors [member] | Yuan Guangyu [member]
Disclosure of transactions between related parties [line items]
Fees	0	0	0
Salaries, allowances and benefits in kind	231	197	94
Performance related bonuses	546	455	78
Pension scheme contributions	143	134	70
Total paid/payable during the year	920	786	242
Executive directors [member] | Li Fanrong [member]
Disclosure of transactions between related parties [line items]
Fees			0
Salaries, allowances and benefits in kind			92
Performance related bonuses			454
Pension scheme contributions			59
Total paid/payable during the year			605
Executive directors [member] | Xu Keqiang [member]
Disclosure of transactions between related parties [line items]
Fees	0	0
Salaries, allowances and benefits in kind	231	146
Performance related bonuses	467	162
Pension scheme contributions	143	94
Total paid/payable during the year	841	402
Non-executive directors [member]
Disclosure of transactions between related parties [line items]
Fees	0	0	0
Salaries, allowances and benefits in kind	0	0	92
Performance related bonuses	0	0	454
Pension scheme contributions	0	0	59
Total paid/payable during the year	0	0	605
Non-executive directors [member] | Yang Hua [member]
Disclosure of transactions between related parties [line items]
Fees	0	0
Salaries, allowances and benefits in kind	0	0
Performance related bonuses	0	0
Pension scheme contributions	0	0
Total paid/payable during the year	0	0
Non-executive directors [member] | Liu Jian [member]
Disclosure of transactions between related parties [line items]
Fees	0	0	0
Salaries, allowances and benefits in kind	0	0	0
Performance related bonuses	0	0	0
Pension scheme contributions	0	0	0
Total paid/payable during the year	0	0	0
Non-executive directors [member] | Wu Guangqi [member]
Disclosure of transactions between related parties [line items]
Fees	0	0	0
Salaries, allowances and benefits in kind	0	0	92
Performance related bonuses	0	0	454
Pension scheme contributions	0	0	59
Total paid/payable during the year	0	0	605
Non-executive directors [member] | Lv Bo [member]
Disclosure of transactions between related parties [line items]
Fees			0
Salaries, allowances and benefits in kind			0
Performance related bonuses			0
Pension scheme contributions			0
Total paid/payable during the year			0
Non-executive directors [member] | Wang Dongjin [member]
Disclosure of transactions between related parties [line items]
Fees	0
Salaries, allowances and benefits in kind	0
Performance related bonuses	0
Pension scheme contributions	0
Total paid/payable during the year	0
Independent non-executive directors [member]
Disclosure of transactions between related parties [line items]
Fees	3,496	3,592	3,538
Salaries, allowances and benefits in kind	0	0	0
Performance related bonuses	0	0	0
Pension scheme contributions	0	0	0
Total paid/payable during the year	3,496	3,592	3,538
Independent non-executive directors [member] | Chiu Sung Hong [member]
Disclosure of transactions between related parties [line items]
Fees	946	972	957
Salaries, allowances and benefits in kind	0	0	0
Performance related bonuses	0	0	0
Pension scheme contributions	0	0	0
Total paid/payable during the year	946	972	957
Independent non-executive directors [member] | Lawrence J. Lau [member]
Disclosure of transactions between related parties [line items]
Fees	802	824	812
Salaries, allowances and benefits in kind	0	0	0
Performance related bonuses	0	0	0
Pension scheme contributions	0	0	0
Total paid/payable during the year	802	824	812
Independent non-executive directors [member] | Tse Hau Yin, Aloysius [member]
Disclosure of transactions between related parties [line items]
Fees	946	972	957
Salaries, allowances and benefits in kind	0	0	0
Performance related bonuses	0	0	0
Pension scheme contributions	0	0	0
Total paid/payable during the year	946	972	957
Independent non-executive directors [member] | Kevin G. Lynch [member]
Disclosure of transactions between related parties [line items]
Fees	802	824	812
Salaries, allowances and benefits in kind	0	0	0
Performance related bonuses	0	0	0
Pension scheme contributions	0	0	0
Total paid/payable during the year	¥ 802	¥ 824	¥ 812